Consolidated Statements of Financial Position - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Assets
Cash and cash equivalents	$ 579	$ 553
Accounts receivable, less allowance for doubtful accounts of $173 and $70, respectively	6,394	3,617
Inventories	2,888	1,665
Assets held for sale	5,812	3,759
Other current assets	1,436	875
Current assets	17,109	10,469
Property, plant and equipment - net	5,632	3,683
Goodwill	21,024	4,460
Other intangible assets - net	7,540	1,387
Investments in partially-owned affiliates	990	497
Noncurrent assets held for sale	7,374	6,854
Other noncurrent assets	3,510	2,240
Total assets	63,179	29,590
Liabilities and Equity
Short-term debt	1,078	35
Current portion of long-term debt	628	806
Accounts payable	4,000	2,580
Accrued compensation and benefits	1,333	698
Liabilities held for sale	4,276	3,998
Other current liabilities	5,016	2,329
Current liabilities	16,331	10,446
Long-term debt	11,053	5,367
Pension and postretirement benefits	1,550	649
Noncurrent liabilities held for sale	3,888	828
Other noncurrent liabilities	5,033	1,590
Long-term liabilities	21,524	8,434
Redeemable noncontrolling interests	234	212
Common Stock, Value, Issued	9	7
Common Stock A, Value, Issued	0	0
Preferred Stock, Value, Issued	0	0
Treasury stock, at cost (2016 - 452,083; 2015 - 69,671,840 shares)	(20)	(3,152)
Capital in excess of par value	16,105	3,740
Retained earnings	9,177	10,797
Accumulated other comprehensive loss	(1,153)	(1,057)
Shareholders’ equity attributable to Johnson Controls	24,118	10,335
Noncontrolling interests	972	163
Total equity	25,090	10,498
Total liabilities and equity	$ 63,179	$ 29,590